Segment Information - Geographic (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 452	$ 598
Drilling units	1,927		$ 2,120
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	234	291
Drilling units	858		1,044
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	54	19
Drilling units	161		79
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	53	98
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	46	59
Drilling units	87		87
Saudi Arabia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	42	62
Drilling units	230		234
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	5
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	23	$ 64
Drilling units	311		340
Qatar
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	150		151
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	$ 130		$ 185